Income tax - Disclosure of deferred tax assets and liabilities by nature (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 155,715	€ 116,006	€ 77,558
Deferred tax liabilities	1,584	444	1,427
Deferred tax assets, net	154,131	115,562	76,130
Unrecognized deferred tax assets	(154,131)	(115,562)	(76,130)
Total deferred taxes, net recognized in the statement of financial position	0	0	0
Retirement benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	189	157	152
Subsidies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	12	24	50
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	591	135	0
Deferred tax liabilities	485	124	0
Other financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,678	351	198
Deferred tax liabilities	1,075	285	1,377
Tax losses carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	152,372	114,946	77,207
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	886	417	0
Deferred tax liabilities	€ 12	€ 10	€ 0